PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 001 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions	PARTY-IN-INTEREST TRANSACTIONS
Parties-in-interest are defined under Department of Labor regulations as any fiduciary of the Plan, any party rendering service to the Plan, the employer, and certain others. Notes receivable from participants held by the Plan and certain administrative services provided by paid service providers are also considered party-in-interest transactions.

At December 31, 2025 and 2024, the Plan held 273,779 and 329,108 shares, respectively, of common stock of Franklin Electric Co., Inc., the sponsoring employer. Dividends of common stock of Franklin Electric Co., Inc., for Plan year 2025 were approximately $328,000.

EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Number of Shares	273,779	329,108
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 328